Derivatives and Hedging Activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments	Mar. 31, 2024 USD ($)	Mar. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 33,900,000	€ 54,000,000
Fair value	2,062,000		$ 1,543,000
Notional amount	195,620,000		229,925,000
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	91,000		164,000
Notional amount of derivative asset	40,055,000		82,873,000
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(139,000)		(51,000)
Notional amount of derivative liability	61,832,000		21,168,000
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset			51,830,000
Fair value derivative asset	2,110,000		2,087,000
Notional amount of derivative asset	93,733,000
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset			657,000
Fair value derivative liability	0
Notional amount of derivative liability	$ 0		$ 74,054,000